UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund

Semiannual Report

For the six-month period ended April 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2021. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 through April 30, 2021).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/20 – 4/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A
Actual	$1,000.00	$1,312.70	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class C
Actual	$1,000.00	$1,307.10	$8.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.30
Class F
Actual	$1,000.00	$1,313.40	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.81
Class F3
Actual	$1,000.00	$1,314.50	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91
Class I
Actual	$1,000.00	$1,314.40	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class P
Actual	$1,000.00	$1,311.10	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R2
Actual	$1,000.00	$1,309.80	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.31
Class R3
Actual	$1,000.00	$1,311.10	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R4
Actual	$1,000.00	$1,312.40	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R5
Actual	$1,000.00	$1,314.90	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class R6
Actual	$1,000.00	$1,314.80	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.46% for Class C, 0.56% for Class F, 0.38% for Class F3, 0.46% for Class I, 0.91% for Class P, 1.06% for Class R2, 0.96% for Class R3, 0.71% for Class R4, 0.46% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	3.97%
Consumer Discretionary	11.85%
Consumer Staples	5.83%
Energy	5.50%
Financials	23.08%
Health Care	10.93%
Industrials	16.44%
Information Technology	8.16%
Materials	5.70%
Real Estate	4.77%
Utilities	3.32%
Repurchase Agreement	0.45%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2021

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.53%

COMMON STOCKS 95.69%

Aerospace & Defense 2.98%
Northrop Grumman Corp.	145,800	$51,678
Raytheon Technologies Corp.	1,652,057	137,517
Total		189,195

Air Freight & Logistics 1.52%
FedEx Corp.	331,700	96,296

Auto Components 1.65%
Lear Corp.	570,300	104,844

Banks 9.39%
Bank of America Corp.	2,586,300	104,823
CIT Group, Inc.	1,808,800	96,391
Citizens Financial Group, Inc.	2,399,100	111,030
JPMorgan Chase & Co.	1,237,642	190,362
Western Alliance Bancorp	898,100	94,363
Total		596,969

Beverages 1.37%
Coca-Cola Co. (The)	1,611,700	87,000

Biotechnology 1.43%
AbbVie, Inc.	815,200	90,895

Building Products 2.11%
Masco Corp.	1,512,100	96,593
Trane Technologies plc (Ireland)(a)	216,800	37,686
Total		134,279

Capital Markets 5.51%
Ameriprise Financial, Inc.	452,300	116,874
BlackRock, Inc.	129,800	106,345
Morgan Stanley	1,534,900	126,706
Total		349,925
Investments	Shares	Fair Value (000)
Chemicals 2.82%
Air Products & Chemicals, Inc.	348,100	$100,420
Ecolab, Inc.	351,700	78,823
Total		179,243

Consumer Finance 5.43%
Ally Financial, Inc.	2,415,900	124,298
American Express Co.	505,100	77,457
Discover Financial Services	1,254,400	143,002
Total		344,757

Containers & Packaging 1.76%
Avery Dennison Corp.	522,400	111,882

Diversified Telecommunication Services 1.10%
Verizon Communications, Inc.	1,208,951	69,865

Electric: Utilities 0.58%
NRG Energy, Inc.	1,030,200	36,902

Entertainment 1.55%
Walt Disney Co. (The)*	529,500	98,498

Equity Real Estate Investment Trusts 4.77%
Alexandria Real Estate Equities, Inc.	469,300	84,990
Crown Castle International Corp.	491,600	92,942
Prologis, Inc.	770,800	89,821
Starwood Property Trust, Inc.	1,368,700	35,340
Total		303,093

Food & Staples Retailing 3.19%
Sysco Corp.	1,530,200	129,654
Walmart, Inc.	521,300	72,935
Total		202,589

Health Care Equipment & Supplies 2.52%
Abbott Laboratories	570,500	68,506
Medtronic plc (Ireland)(a)	701,500	91,840
Total		160,346

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2021

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.83%
UnitedHealth Group, Inc.	292,300	$116,569

Hotels, Restaurants & Leisure 3.83%
Hilton Worldwide Holdings, Inc.*	698,200	89,858
McDonald’s Corp.	216,400	51,088
Starbucks Corp.	896,900	102,686
Total		243,632

Household Products 1.27%
Procter & Gamble Co. (The)	604,800	80,692

Industrial Conglomerates 2.06%
Honeywell International, Inc.	586,700	130,858

Information Technology Services 0.73%
Accenture plc Class A (Ireland)(a)	160,590	46,566

Insurance 2.75%
Chubb Ltd. (Switzerland)(a)	640,100	109,835
Fidelity National Financial, Inc.	1,425,500	65,031
Total		174,866

Life Sciences Tools & Services 1.10%
Agilent Technologies, Inc.	523,400	69,947

Machinery 4.18%
Dover Corp.	670,000	99,957
Illinois Tool Works, Inc.	364,800	84,072
Stanley Black & Decker, Inc.	393,900	81,447
Total		265,476

Media 1.32%
Comcast Corp. Class A	1,492,700	83,815

Metals & Mining 1.12%
Reliance Steel & Aluminum Co.	445,800	71,466

Multi-Line Retail 1.06%
Dollar General Corp.	312,400	67,088
Investments	Shares	Fair Value (000)
Multi-Utilities 0.50%
CMS Energy Corp.	495,600	$31,912

Oil, Gas & Consumable Fuels 5.50%
Chevron Corp.	1,216,632	125,398
Marathon Petroleum Corp.	2,484,500	138,263
Total SE ADR	1,936,900	85,766
Total		349,427

Pharmaceuticals 2.43%
Bristol-Myers Squibb Co.	681,600	42,546
Eli Lilly & Co.	612,000	111,855
Total		154,401

Road & Rail 3.59%
Norfolk Southern Corp.	402,600	112,422
Union Pacific Corp.	521,700	115,864
Total		228,286

Semiconductors & Semiconductor Equipment 4.81%
Analog Devices, Inc.	437,100	66,946
Lam Research Corp.	191,200	118,630
Texas Instruments, Inc.	664,400	119,931
Total		305,507

Software 2.62%
Microsoft Corp.	659,500	166,313

Specialty Retail 5.31%
Home Depot, Inc. (The)	309,900	100,305
Lowe’s Cos., Inc.	499,500	98,027
TJX Cos., Inc. (The)	1,115,800	79,222
Williams-Sonoma, Inc.	350,800	59,899
Total		337,453
Total Common Stocks (cost $4,561,852,352)		6,080,852

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2021

Investments	Shares	Fair Value (000)
CONVERTIBLE PREFERRED STOCKS 3.84%

Electric: Utilities 2.23%
NextEra Energy, Inc.(b)	2,812,100	$141,927

Health Care Equipment & Supplies 1.61%
Danaher Corp.(c)	59,616	102,152
Total Convertible Preferred Stocks (cost $225,119,391)		244,079
Total Long-Term Investments (cost $4,786,971,743)		6,324,931
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.45%

Repurchase Agreements
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $29,794,300 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $29,306,437; proceeds: $28,731,734 (cost $28,731,734)	$28,732	$28,732
Total Investments in Securities 99.98% (cost $4,815,703,477)		6,353,663
Other Assets in Excess of Liabilities(d) 0.02%		1,173
Net Assets 100.00%		$6,354,836

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	The security has a dividend rate of 6.22%.
(c)	The security has a dividend rate of 4.75%.
(d)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

April 30, 2021

Open Futures Contracts at April 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2021	124	Long	$24,546,828	$25,881,280	$1,334,452

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$6,080,852	$–	$–	$6,080,852
Convertible Preferred Stocks	244,079	–	–	244,079
Short-Term Investments
Repurchase Agreements	–	28,732	–	28,732
Total	$6,324,931	$28,732	$–	$6,353,663
Other Financial Instruments
Futures Contracts
Assets	$1,334	$–	$–	$1,334
Liabilities	–	–	–	–
Total	$1,334	$–	$–	$1,334

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2021

ASSETS:
Investments in securities, at fair value (cost $4,815,703,477)	$6,353,662,756
Deposits with brokers for futures collateral	1,364,000
Receivables:
Investment securities sold	78,889,793
Dividends	7,523,353
Capital shares sold	3,130,500
Prepaid expenses and other assets	9,958
Total assets	6,444,580,360
LIABILITIES:
Payables:
Investment securities purchased	76,856,369
12b-1 distribution plan	4,067,428
Capital shares reacquired	3,890,487
Directors’ fees	2,036,753
Management fee	1,616,313
Fund administration	205,097
Variation margin for futures contracts	179,809
Accrued expenses	891,862
Total liabilities	89,744,118
Commitments and contingent liabilities
NET ASSETS	$6,354,836,242
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,079,628,986
Total distributable earnings (loss)	1,275,207,256
Net Assets	$6,354,836,242

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2021

Net assets by class:
Class A Shares	$5,572,769,313
Class C Shares	$79,595,744
Class F Shares	$295,117,800
Class F3 Shares	$114,388,304
Class I Shares	$141,784,487
Class P Shares	$10,612,339
Class R2 Shares	$904,954
Class R3 Shares	$38,397,121
Class R4 Shares	$11,644,243
Class R5 Shares	$2,777,241
Class R6 Shares	$86,844,696
Outstanding shares by class:
Class A Shares (3.84 billion shares of common stock authorized, $.001 par value)	321,729,431
Class C Shares (300 million shares of common stock authorized, $.001 par value)	4,575,506
Class F Shares (960 million shares of common stock authorized, $.001 par value)	17,027,791
Class F3 Shares (960 million shares of common stock authorized, $.001 par value)	6,541,311
Class I Shares (960 million shares of common stock authorized, $.001 par value)	8,146,721
Class P Shares (200 million shares of common stock authorized, $.001 par value)	613,860
Class R2 Shares (476 million shares of common stock authorized, $.001 par value)	52,142
Class R3 Shares (476 million shares of common stock authorized, $.001 par value)	2,216,985
Class R4 Shares (476 million shares of common stock authorized, $.001 par value)	673,310
Class R5 Shares (476 million shares of common stock authorized, $.001 par value)	159,459
Class R6 Shares (476 million shares of common stock authorized, $.001 par value)	4,969,446
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.32
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.38
Class C Shares-Net asset value	$17.40
Class F Shares-Net asset value	$17.33
Class F3 Shares-Net asset value	$17.49
Class I Shares-Net asset value	$17.40
Class P Shares-Net asset value	$17.29
Class R2 Shares-Net asset value	$17.36
Class R3 Shares-Net asset value	$17.32
Class R4 Shares-Net asset value	$17.29
Class R5 Shares-Net asset value	$17.42
Class R6 Shares-Net asset value	$17.48

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2021

Investment income:
Dividends (net of foreign withholding taxes of $787,930)	$62,526,998
Securities lending net income	318
Interest and other	4,765
Interest earned from Interfund Lending (See Note 11)	286
Total investment income	62,532,367
Expenses:
Management fee	9,185,974
12b-1 distribution plan-Class A	6,314,936
12b-1 distribution plan-Class C	375,075
12b-1 distribution plan-Class F	134,410
12b-1 distribution plan-Class P	23,112
12b-1 distribution plan-Class R2	2,468
12b-1 distribution plan-Class R3	91,179
12b-1 distribution plan-Class R4	11,085
Shareholder servicing	2,638,412
Fund administration	1,161,984
Reports to shareholders	141,236
Directors’ fees	97,263
Registration	85,690
Custody	46,058
Professional	39,068
Other	87,787
Gross expenses	20,435,737
Expense reductions (See Note 9)	(12,069)
Fees waived and expenses reimbursed (See Note 3)	(46,058)
Net expenses	20,377,610
Net investment income	42,154,757
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	250,690,003
Net realized gain (loss) on futures contracts	5,400,900
Net change in unrealized appreciation/depreciation on investments	1,257,613,330
Net change in unrealized appreciation/depreciation on futures contracts	2,242,654
Net realized and unrealized gain (loss)	1,515,946,887
Net Increase in Net Assets Resulting From Operations	$1,558,101,644

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

INCREASE/(DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income	$42,154,757	$126,578,753
Net realized gain (loss) on investments and futures contracts	256,090,903	(502,935,532)
Net change in unrealized appreciation/depreciation on investments and futures contracts	1,259,855,984	(210,650,472)
Net increase (decrease) in net assets resulting from operations	1,558,101,644	(587,007,251)
Distributions to shareholders:
Class A	(37,347,404)	(232,854,145)
Class C	(258,627)	(3,943,724)
Class F	(2,181,222)	(13,970,010)
Class F3	(908,561)	(4,955,290)
Class I	(1,140,125)	(5,415,322)
Class P	(64,780)	(522,083)
Class R2	(4,616)	(42,266)
Class R3	(220,980)	(1,729,502)
Class R4	(63,198)	(350,673)
Class R5	(23,779)	(73,413)
Class R6	(703,166)	(3,350,562)
Total distributions to shareholders	(42,916,458)	(267,206,990)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	161,592,431	362,589,322
Reinvestment of distributions	38,464,010	240,807,649
Cost of shares reacquired	(454,982,791)	(1,010,284,456)
Net decrease in net assets resulting from capital share transactions	(254,926,350)	(406,887,485)
Net increase (decrease) in net assets	1,260,258,836	(1,261,101,726)
NET ASSETS:
Beginning of period	$5,094,577,406	$6,355,679,132
End of period	$6,354,836,242	$5,094,577,406

12	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
4/30/2021(c)	$13.29	$0.11	$4.03	$4.14	$(0.11)	$–	$(0.11)
10/31/2020	15.36	0.31	(1.72)	(1.41)	(0.32)	(0.34)	(0.66)
10/31/2019	15.41	0.29	1.21	1.50	(0.33)	(1.22)	(1.55)
10/31/2018	16.65	0.40	0.23	0.63	(0.33)	(1.54)	(1.87)
10/31/2017	15.03	0.36	2.45	2.81	(0.37)	(0.82)	(1.19)
10/31/2016	15.70	0.37	0.46	0.83	(0.35)	(1.15)	(1.50)
Class C
4/30/2021(c)	13.35	0.05	4.05	4.10	(0.05)	–	(0.05)
10/31/2020	15.40	0.21	(1.71)	(1.50)	(0.21)	(0.34)	(0.55)
10/31/2019	15.45	0.18	1.21	1.39	(0.22)	(1.22)	(1.44)
10/31/2018	16.65	0.26	0.26	0.52	(0.18)	(1.54)	(1.72)
10/31/2017	15.03	0.24	2.45	2.69	(0.25)	(0.82)	(1.07)
10/31/2016	15.70	0.26	0.46	0.72	(0.24)	(1.15)	(1.39)
Class F
4/30/2021(c)	13.30	0.12	4.04	4.16	(0.13)	–	(0.13)
10/31/2020	15.37	0.34	(1.73)	(1.39)	(0.34)	(0.34)	(0.68)
10/31/2019	15.42	0.31	1.21	1.52	(0.35)	(1.22)	(1.57)
10/31/2018	16.64	0.43	0.25	0.68	(0.36)	(1.54)	(1.90)
10/31/2017	15.03	0.38	2.45	2.83	(0.40)	(0.82)	(1.22)
10/31/2016	15.70	0.39	0.47	0.86	(0.38)	(1.15)	(1.53)
Class F3
4/30/2021(c)	13.42	0.14	4.07	4.21	(0.14)	–	(0.14)
10/31/2020	15.49	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)
10/31/2019	15.52	0.34	1.22	1.56	(0.37)	(1.22)	(1.59)
10/31/2018	16.74	0.46	0.24	0.70	(0.38)	(1.54)	(1.92)
4/4/2017 to 10/31/2017(f)	15.94	0.11	0.89	1.00	(0.20)	–	(0.20)
Class I
4/30/2021(c)	13.35	0.13	4.05	4.18	(0.13)	–	(0.13)
10/31/2020	15.43	0.35	(1.73)	(1.38)	(0.36)	(0.34)	(0.70)
10/31/2019	15.48	0.32	1.22	1.54	(0.37)	(1.22)	(1.59)
10/31/2018	16.71	0.45	0.23	0.68	(0.37)	(1.54)	(1.91)
10/31/2017	15.09	0.41	2.44	2.85	(0.41)	(0.82)	(1.23)
10/31/2016	15.75	0.40	0.48	0.88	(0.39)	(1.15)	(1.54)
Class P
4/30/2021(c)	13.27	0.10	4.02	4.12	(0.10)	–	(0.10)
10/31/2020	15.32	0.29	(1.71)	(1.42)	(0.29)	(0.34)	(0.63)
10/31/2019	15.38	0.26	1.20	1.46	(0.30)	(1.22)	(1.52)
10/31/2018	16.62	0.39	0.23	0.62	(0.32)	(1.54)	(1.86)
10/31/2017	15.01	0.36	2.44	2.80	(0.37)	(0.82)	(1.19)
10/31/2016	15.68	0.37	0.46	0.83	(0.35)	(1.15)	(1.50)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments, including expense reduction (%)		Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.32	31.27	(d)	0.71	(e)	0.71	(e)	0.71	(e)	1.44	(e)	$5,572,769	32	(d)
13.29	(9.42)		0.72		0.72		0.72		2.25		4,464,150	63
15.36	10.77		0.71		0.72		0.72		1.96		5,540,059	55
15.41	4.10		0.71		0.71		0.71		2.55		5,540,007	62
16.65	19.54		0.70		0.70		0.70		2.26		5,774,835	69
15.03	5.81		0.74		0.74		0.74		2.51		5,347,367	73

17.40	30.71	(d)	1.46	(e)	1.46	(e)	1.46	(e)	0.68	(e)	79,596	32	(d)
13.35	(10.03)		1.47		1.47		1.47		1.51		69,213	63
15.40	9.88		1.46		1.47		1.47		1.21		117,135	55
15.45	3.34		1.46		1.46		1.46		1.66		133,507	62
16.65	18.62		1.45		1.45		1.45		1.53		334,809	69
15.03	5.03		1.48		1.48		1.48		1.77		382,356	73

17.33	31.34	(d)	0.56	(e)	0.56	(e)	0.57	(e)	1.58	(e)	295,118	32	(d)
13.30	(9.27)		0.57		0.57		0.58		2.40		236,683	63
15.37	10.93		0.56		0.57		0.57		2.11		325,597	55
15.42	4.38		0.56		0.56		0.56		2.69		314,764	62
16.64	19.66		0.55		0.55		0.55		2.36		362,708	69
15.03	5.97		0.59		0.59		0.59		2.66		188,161	73

17.49	31.45	(d)	0.38	(e)	0.38	(e)	0.38	(e)	1.77	(e)	114,388	32	(d)
13.42	(9.07)		0.39		0.39		0.39		2.58		92,475	63
15.49	11.13		0.39		0.40		0.40		2.28		109,040	55
15.52	4.49		0.39		0.39		0.39		2.88		103,179	62
16.74	6.30	(d)	0.38	(e)	0.38	(e)	0.38	(e)	1.15	(e)	90,582	69

17.40	31.44	(d)	0.46	(e)	0.46	(e)	0.47	(e)	1.69	(e)	141,784	32	(d)
13.35	(9.21)		0.47		0.48		0.48		2.49		109,392	63
15.43	10.99		0.46		0.47		0.47		2.17		117,734	55
15.48	4.40		0.46		0.46		0.46		2.83		120,897	62
16.71	19.74		0.46		0.46		0.46		2.56		68,197	69
15.09	6.12		0.49		0.49		0.49		2.76		137,838	73

17.29	31.11	(d)	0.91	(e)	0.91	(e)	0.92	(e)	1.24	(e)	10,612	32	(d)
13.27	(9.52)		0.92		0.92		0.93		2.05		9,192	63
15.32	10.49		0.91		0.92		0.92		1.76		13,475	55
15.38	4.03		0.79		0.79		0.79		2.46		14,703	62
16.62	19.48		0.71		0.71		0.71		2.27		17,375	69
15.01	5.81		0.74		0.74		0.74		2.52		19,648	73

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R2
4/30/2021(c)	$13.32	$0.08	$4.05	$4.13	$(0.09)	$–	$(0.09)
10/31/2020	15.37	0.27	(1.72)	(1.45)	(0.26)	(0.34)	(0.60)
10/31/2019	15.43	0.23	1.21	1.44	(0.28)	(1.22)	(1.50)
10/31/2018	16.65	0.34	0.26	0.60	(0.28)	(1.54)	(1.82)
10/31/2017	15.04	0.29	2.46	2.75	(0.32)	(0.82)	(1.14)
10/31/2016	15.71	0.32	0.46	0.78	(0.30)	(1.15)	(1.45)
Class R3
4/30/2021(c)	13.29	0.09	4.03	4.12	(0.09)	–	(0.09)
10/31/2020	15.35	0.28	(1.72)	(1.44)	(0.28)	(0.34)	(0.62)
10/31/2019	15.40	0.25	1.21	1.46	(0.29)	(1.22)	(1.51)
10/31/2018	16.63	0.36	0.24	0.60	(0.29)	(1.54)	(1.83)
10/31/2017	15.02	0.32	2.44	2.76	(0.33)	(0.82)	(1.15)
10/31/2016	15.69	0.33	0.47	0.80	(0.32)	(1.15)	(1.47)
Class R4
4/30/2021(c)	13.27	0.11	4.02	4.13	(0.11)	–	(0.11)
10/31/2020	15.33	0.31	(1.71)	(1.40)	(0.32)	(0.34)	(0.66)
10/31/2019	15.39	0.29	1.20	1.49	(0.33)	(1.22)	(1.55)
10/31/2018	16.63	0.40	0.24	0.64	(0.34)	(1.54)	(1.88)
10/31/2017	15.03	0.33	2.48	2.81	(0.39)	(0.82)	(1.21)
10/31/2016	15.70	0.36	0.47	0.83	(0.35)	(1.15)	(1.50)
Class R5
4/30/2021(c)	13.36	0.13	4.06	4.19	(0.13)	–	(0.13)
10/31/2020	15.44	0.34	(1.72)	(1.38)	(0.36)	(0.34)	(0.70)
10/31/2019	15.49	0.32	1.22	1.54	(0.37)	(1.22)	(1.59)
10/31/2018	16.72	0.45	0.23	0.68	(0.37)	(1.54)	(1.91)
10/31/2017	15.09	0.40	2.46	2.86	(0.41)	(0.82)	(1.23)
10/31/2016	15.75	0.40	0.48	0.88	(0.39)	(1.15)	(1.54)
Class R6
4/30/2021(c)	13.41	0.14	4.07	4.21	(0.14)	–	(0.14)
10/31/2020	15.48	0.36	(1.73)	(1.37)	(0.36)	(0.34)	(0.70)
10/31/2019	15.51	0.33	1.23	1.56	(0.37)	(1.22)	(1.59)
10/31/2018	16.74	0.46	0.23	0.69	(0.38)	(1.54)	(1.92)
10/31/2017	15.10	0.38	2.50	2.88	(0.42)	(0.82)	(1.24)
10/31/2016	15.76	0.42	0.47	0.89	(0.40)	(1.15)	(1.55)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments, including expense reduction (%)		Total expenses after waivers and/or reimburse- ments, excluding expense reduction (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.36	30.98	(d)	1.06	(e)	1.06	(e)	1.06	(e)	1.09	(e)	$905	32	(d)
13.32	(9.68)		1.07		1.07		1.07		1.90		709	63
15.37	10.29		1.06		1.07		1.07		1.60		1,205	55
15.43	3.85		1.06		1.06		1.06		2.16		1,340	62
16.65	19.10		1.05		1.05		1.05		1.81		1,751	69
15.04	5.41		1.09		1.09		1.09		2.17		480	73

17.32	31.11	(d)	0.96	(e)	0.96	(e)	0.96	(e)	1.19	(e)	38,397	32	(d)
13.29	(9.61)		0.97		0.97		0.98		2.00		32,033	63
15.35	10.49		0.96		0.97		0.97		1.71		44,424	55
15.40	3.91		0.96		0.96		0.96		2.29		41,776	62
16.63	19.20		0.93		0.93		0.93		2.04		46,658	69
15.02	5.57		0.97		0.97		0.97		2.28		52,793	73

17.29	31.24	(d)	0.71	(e)	0.71	(e)	0.71	(e)	1.42	(e)	11,644	32	(d)
13.27	(9.37)		0.72		0.73		0.73		2.24		7,558	63
15.33	10.71		0.71		0.72		0.72		1.96		7,687	55
15.39	4.12		0.71		0.71		0.71		2.56		8,434	62
16.63	19.54		0.69		0.69		0.69		2.01		5,220	69
15.03	5.82		0.72		0.72		0.72		2.46		19	73

17.42	31.49	(d)	0.46	(e)	0.46	(e)	0.47	(e)	1.68	(e)	2,777	32	(d)
13.36	(9.19)		0.48		0.48		0.48		2.51		2,642	63
15.44	10.99		0.46		0.47		0.47		2.16		231	55
15.49	4.39		0.46		0.46		0.46		2.83		47	62
16.72	19.82		0.44		0.44		0.44		2.48		18	69
15.09	6.13		0.47		0.47		0.47		2.77		11	73

17.48	31.48	(d)	0.38	(e)	0.38	(e)	0.38	(e)	1.77	(e)	86,845	32	(d)
13.41	(9.07)		0.39		0.39		0.39		2.56		70,531	63
15.48	11.14		0.39		0.40		0.40		2.20		79,093	55
15.51	4.42		0.39		0.39		0.39		2.89		26,184	62
16.74	19.91		0.39		0.39		0.39		2.32		23,836	69
15.10	6.17		0.37		0.37		0.37		2.87		18	73

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2017 through October 31, 2020. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class- specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of April 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2021, the effective management fee paid to Lord Abbett was at an annualized rate of .32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $46,058 of fund administration fees during the six months ended April 30, 2021:

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%(1)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2021:

Distributor	Dealers’
Commissions	Concessions
$133,209	$715,869

Distributor received CDSCs of $1,726 and $1,864 for Class A and Class C shares, respectively, for the six months ended April 30, 2021.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2021 and fiscal year ended October 31, 2020 was as follows:

	Six Months Ended
	4/30/2021	Year Ended
	(unaudited)	10/31/2020
Distributions paid from:
Ordinary income	$42,916,458	$158,619,938
Net long-term capital gains	–	108,587,052
Total distributions paid	$42,916,458	$267,206,990

As of April 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,847,623,643
Gross unrealized gain	1,518,969,906
Gross unrealized loss	(11,596,341)
Net unrealized security gain	$1,507,373,565

The difference between book-basis and tax-basis unrealized gains(loss) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2021 were as follows:

Purchases	Sales
$1,836,140,786	$2,083,313,311

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2021.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2021, the Fund engaged in cross-trades purchases $4,448,800.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2021 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2021, the Fund had futures contracts with unrealized appreciation of $1,334,452. Amounts of $5,400,900 and $2,242,654 are included in the Statement of Operations related to futures contracts under the captions Net realized gain/loss on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 160.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$28,731,734	$–	$28,731,734
Total	$28,731,734	$–	$28,731,734

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$28,731,734	$–	$–	$(28,731,734)	$–
Total	$28,731,734	$–	$–	$(28,731,734)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2021.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the period ended April 30, 2021, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended April 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended April 30, 2021, the Fund did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2021, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income*
$19,155,131	0.55%	$286

*	Statement of Operation location: Interest earned from Interfund Lending.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

The initial collateral received by the fund are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2021, the Fund did not loan any securities.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Notes to Financial Statements (unaudited)(continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors can affect the Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		April 30, 2021		Year Ended
		(unaudited)		October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,264,195	$67,195,504	12,481,313	$167,638,071
Converted from Class C*	277,031	4,407,623	1,441,163	19,589,106
Reinvestment of distributions	2,154,504	33,800,398	14,945,564	213,060,903
Shares reacquired	(20,805,374)	(324,088,969)	(53,784,007)	(735,619,330)
Decrease	(14,109,644)	$(218,685,444)	(24,915,967)	$(335,331,250)

Class C Shares
Shares sold	344,660	$5,504,172	1,139,459	$15,580,045
Reinvestment of distributions	15,661	245,257	241,443	3,516,865
Shares reacquired	(693,740)	(10,796,068)	(2,364,307)	(31,846,747)
Converted to Class A*	(275,970)	(4,407,623)	(1,436,137)	(19,589,106)
Decrease	(609,389)	$(9,454,262)	(2,419,542)	$(32,338,943)

Class F Shares
Shares sold	2,435,637	$38,378,448	5,463,115	$77,254,866
Reinvestment of distributions	112,644	1,771,079	781,911	11,145,518
Shares reacquired	(3,315,793)	(51,977,463)	(9,638,032)	(128,847,616)
Decrease	(767,512)	$(11,827,936)	(3,393,006)	$(40,447,232)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		April 30, 2021		Year Ended
		(unaudited)		October 31, 2020
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	786,362	$12,425,965	1,959,781	$26,702,708
Reinvestment of distributions	57,299	908,172	347,538	4,955,290
Shares reacquired	(1,195,361)	(18,783,878)	(2,454,464)	(33,651,059)
Decrease	(351,700)	$(5,449,741)	(147,145)	$(1,993,061)

Class I Shares
Shares sold	1,237,363	$19,036,172	2,289,963	$31,779,116
Reinvestment of distributions	48,062	774,521	193,755	2,765,222
Shares reacquired	(1,329,923)	(21,308,047)	(1,923,623)	(26,178,107)
Increase (decrease)	(44,498)	$(1,497,354)	560,095	$8,366,231

Class P Shares
Shares sold	16,394	$258,908	29,751	$405,899
Reinvestment of distributions	4,116	64,378	35,843	513,713
Shares reacquired	(99,491)	(1,592,897)	(252,039)	(3,423,147)
Decrease	(78,981)	$(1,269,611)	(186,445)	$(2,503,535)

Class R2 Shares
Shares sold	2,862	$45,408	4,918	$67,892
Reinvestment of distributions	295	4,615	2,843	41,445
Shares reacquired	(4,231)	(67,252)	(32,939)	(466,519)
Decrease	(1,074)	$(17,229)	(25,178)	$(357,182)

Class R3 Shares
Shares sold	379,115	$5,950,756	373,380	$5,037,095
Reinvestment of distributions	14,104	220,977	120,539	1,727,625
Shares reacquired	(586,368)	(9,325,510)	(977,579)	(13,336,503)
Decrease	(193,149)	$(3,153,777)	(483,660)	$(6,571,783)

Class R4 Shares
Shares sold	170,667	$2,790,253	211,535	$2,934,994
Reinvestment of distributions	2,306	36,163	12,956	181,565
Shares reacquired	(69,158)	(1,060,495)	(156,285)	(2,131,306)
Increase	103,815	$1,765,921	68,206	$985,253

Class R5 Shares
Shares sold	7,239	$116,670	257,996	$4,066,621
Reinvestment of distributions	1,466	23,031	5,472	69,828
Shares reacquired	(46,946)	(735,408)	(80,725)	(1,103,793)
Increase (decrease)	(38,241)	$(595,707)	182,743	$3,032,656

Class R6 Shares
Shares sold	626,852	$9,890,175	2,310,608	$31,122,015
Reinvestment of distributions	38,853	615,419	197,266	2,829,675
Shares reacquired	(956,962)	(15,246,804)	(2,356,990)	(33,680,329)
Increase (decrease)	(291,257)	$(4,741,210)	150,884	$271,361

*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and the Fund’s benchmark as of various periods ended June 30, 2020. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance, including certain changes to the Fund’s portfolio management team. The Board further considered Lord

Approval of Advisory Contract (continued)

Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, the Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing

Approval of Advisory Contract (concluded)

administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3 (06/21)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2021

By:	/s/ Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: June 25, 2021